CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 10,990,871	$ 146,160	$ 291,462
Prepaid expenses and other current assets	76,141	14,797	60,492
Deferred offering costs	383,746	0	0
Total current assets	11,450,758	160,957	351,954
Furniture and equipment, net	13,218	0	338
TOTAL ASSETS	11,463,976	160,957	352,292
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	594,944	218,612	73,632
Accounts payable - related party	0	56,087	0
Accrued Phase 3 expenses	55,784	55,784	111,871
Accrued payroll	19,115	0	69,532
Deferred revenue	0	100,000	80,000
Notes payable and accrued interest - related party	0	300,000	0
Convertible note payable and accrued interest	0	1,130,479	0
Total current liabilities	669,843	1,860,962	335,035
Convertible note payable and accrued interest	0	0	1,055,479
TOTAL LIABILITIES	669,843	1,860,962	1,390,514
Commitments and contingencies
STOCKHOLDERS' EQUITY (DEFICIT)
Series A Convertible preferred stock, $0.001 par value,10 shares authorized, none,10 shares and 0 issued and outstanding at September 30, 2012, December 31, 2011 and December 31, 2010 respectively	0	0	0
Common stock, $0.001 par value, 395,000,000 shares authorized, 33,859,627, 1,987,601 and 1,991,508 shares issued and outstanding at September 30, 2012, December 31, 2011 and December 31, 2010 respectively	33,860	1,988	1,992
Additional paid-in capital	33,411,513	16,818,740	16,426,583
Deficit accumulated during the development stage	(22,651,240)	(18,520,733)	(17,466,797)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	10,794,133	(1,700,005)	(1,038,222)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 11,463,976	$ 160,957	$ 352,292